Leuthold Core Investment Fund
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 57.08%
Banks - 0.47%
Huntington Bancshares, Inc.	132,040	$1,192,981
Regions Financial Corp.	113,682	1,264,144
		2,457,125
Biotechnology - 4.67%
AbbVie, Inc.	35,662	3,501,295
Alexion Pharmaceuticals, Inc. (a)	29,897	3,355,639
Amgen, Inc.	20,646	4,869,566
Biogen, Inc. (a)	10,725	2,869,474
Gilead Sciences, Inc.	60,464	4,652,100
Regeneron Pharmaceuticals, Inc. (a)	8,714	5,434,486
		24,682,560
Capital Markets - 7.50%
The Carlyle Group, Inc.	71,458	1,993,678
Evercore, Inc. - Class A	36,158	2,130,429
FactSet Research Systems, Inc.	5,765	1,893,630
The Goldman Sachs Group, Inc.	17,751	3,507,953
Intercontinental Exchange, Inc.	27,350	2,505,260
KKR & Co., Inc. - Class A	99,746	3,080,156
Moody's Corp.	11,932	3,278,078
Morgan Stanley	62,609	3,024,015
MSCI, Inc.	7,374	2,461,589
Nasdaq, Inc.	17,965	2,146,279
Raymond James Financial, Inc.	34,610	2,382,206
S&P Global, Inc.	10,189	3,357,072
State Street Corp.	42,636	2,709,518
Stifel Financial Corp.	44,628	2,116,706
UBS Group AG (b)	268,815	3,102,125
		39,688,694
Chemicals - 0.00% (h)
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	6,487

Communications Equipment - 0.68%
Cisco Systems, Inc.	77,625	3,620,430

Distributors - 0.32%
LKQ Corp. (a)	65,382	1,713,008

Diversified Telecommunication Services - 0.78%
Verizon Communications, Inc.	74,809	4,124,220

Electronic Equipment, Instruments & Components - 2.40%
Arrow Electronics, Inc. (a)	47,996	3,296,845
CDW Corp.	23,730	2,756,951
Insight Enterprises, Inc. (a)	38,128	1,875,898
SYNNEX Corp.	39,933	4,782,776
		12,712,470
Entertainment - 3.00%
Activision Blizzard, Inc.	82,585	6,268,201
Electronic Arts, Inc. (a)	45,851	6,054,625
Take-Two Interactive Software, Inc. (a)	25,607	3,573,969
		15,896,795
Food & Staples Retailing - 1.52%
Costco Wholesale Corp.	13,698	4,153,370
Walmart, Inc.	32,446	3,886,382
		8,039,752
Health Care Equipment & Supplies - 0.35%
Medtronic PLC (b)	20,206	$1,852,890

Health Care Providers & Services - 7.46%
Anthem, Inc.	9,117	2,397,589
Centene Corp. (a)	77,491	4,924,553
Cigna Corp.	12,468	2,339,620
CVS Health Corp.	37,137	2,412,791
Encompass Health Corp.	48,934	3,030,482
Fresenius Medical Care AG & Co. KGaA - ADR (a)	44,778	1,937,992
HCA Healthcare, Inc.	41,427	4,020,905
Humana, Inc.	12,736	4,938,384
Laboratory Corp. of America Holdings (a)	10,591	1,759,271
Premier, Inc. - Class A (a)	41,561	1,424,711
Quest Diagnostics, Inc.	16,222	1,848,659
UnitedHealth Group, Inc.	22,523	6,643,159
Universal Health Services, Inc. - Class B	19,038	1,768,440
		39,446,556
Household Durables - 3.11%
D.R. Horton, Inc.	71,592	3,969,776
KB Home	52,822	1,620,579
Lennar Corp. - Class A	42,901	2,643,560
Meritage Homes Corp. (a)	30,701	2,336,960
PulteGroup, Inc.	109,131	3,713,728
Toll Brothers, Inc.	65,961	2,149,669
		16,434,272
Interactive Media & Services - 2.23%
Alphabet, Inc. - Class A (a)	5,631	7,985,040
Facebook, Inc. - Class A (a)	16,892	3,835,666
		11,820,706
IT Services - 3.19%
Akamai Technologies, Inc. (a)	19,717	2,111,494
Mastercard, Inc. - Class A	25,875	7,651,237
Visa, Inc. - Class A	36,734	7,095,907
		16,858,638
Life Sciences Tools & Services - 0.29%
Medpace Holdings, Inc. (a)	16,230	1,509,715

Media - 0.54%
Comcast Corp. - Class A	73,737	2,874,268

Metals & Mining - 1.80%
Agnico Eagle Mines, Ltd. (b)	17,912	1,147,443
B2Gold Corp. (b)	202,848	1,154,205
Barrick Gold Corp. (b)	92,313	2,486,912
Kinross Gold Corp. (a)(b)	152,829	1,103,425
Newmont Corp.	39,256	2,423,666
Yamana Gold, Inc. (b)	223,210	1,218,727
		9,534,378
Multiline Retail - 3.94%
Dollar General Corp.	42,097	8,019,900
Dollar Tree, Inc. (a)	37,405	3,466,695
Target Corp.	78,161	9,373,849
		20,860,444
Professional Services - 1.44%
ASGN, Inc. (a)	43,170	2,878,576
Insperity, Inc.	32,846	2,126,121
Robert Half International, Inc.	49,873	2,634,791
		7,639,488
Semiconductors & Semiconductor Equipment - 5.99%
Applied Materials, Inc.	82,853	$5,008,464
Intel Corp.	55,236	3,304,770
KLA Corp.	16,892	3,285,156
Lam Research Corp.	29,897	9,670,484
MKS Instruments, Inc.	31,372	3,552,565
SolarEdge Technologies, Inc. (a)(b)	49,471	6,865,585
		31,687,024
Software - 2.90%
Adobe, Inc. (a)	9,519	4,143,716
Microsoft Corp.	55,102	11,213,808
		15,357,524
Technology Hardware, Storage & Peripherals - 0.82%
Apple, Inc.	11,932	4,352,794

Trading Companies & Distributors - 1.34%
BMC Stock Holdings, Inc. (a)	43,170	1,085,294
GMS, Inc. (a)	40,354	992,305
HD Supply Holdings, Inc. (a)	49,037	1,699,132
Triton International, Ltd. (b)	33,249	1,005,450
United Rentals, Inc. (a)	15,418	2,297,898
		7,080,079
Wireless Telecommunication Services - 0.34%
T-Mobile US, Inc. (a)	17,303	1,802,107
TOTAL COMMON STOCKS (Cost $218,246,662)		$302,052,424

INVESTMENT COMPANIES - 17.35%
Exchange Traded Funds - 17.35%
Invesco CurrencyShares Japanese Yen Trust (a)(g)	194,533	$17,062,489
iShares Core MSCI Emerging Markets ETF	251,644	11,978,254
iShares Gold Trust (a)	375,117	6,373,238
iShares iBoxx $ Investment Grade Corporate Bond ETF	39,315	5,287,867
iShares Intermediate-Term Corporate Bond ETF	100,004	6,038,242
iShares International Treasury Bond ETF	218,724	11,133,052
iShares MBS ETF	121,040	13,399,128
SPDR Gold Shares (a)	122,537	20,509,018
TOTAL INVESTMENT COMPANIES (Cost $81,023,622)		$91,781,288

	Principal Amount	Fair Value
CORPORATE BONDS - 3.26%
Banks - 1.02%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,417,951

Food Products - 0.52%
Kraft Heinz Foods Co.
3.950%, 07/15/2025	2,598,000	2,756,561

Software - 0.96%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	5,048,076

Technology Hardware, Storage & Peripherals - 0.76%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,036,396
TOTAL CORPORATE BONDS (Cost $16,531,338)		$17,258,984

UNITED STATES TREASURY OBLIGATIONS - 2.95%
United States Treasury Notes - 2.95%
2.500%, 12/31/2020	$15,448,000	$15,624,204
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $15,493,342)		$15,624,204

FOREIGN GOVERNMENT BONDS - 2.78%
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 5,400,000	$4,342,473
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 7,930,000	10,356,184
TOTAL FOREIGN GOVERNMENT BONDS (Cost $13,621,981)		$14,698,657

	Shares	Fair Value
RIGHTS - 0.00% (h)
Wireless Telecommunication Services - 0.00% (h)
T-Mobile US, Inc. (a)	17,303	$2,907
TOTAL RIGHTS (Cost $2,903)		$2,907

SHORT-TERM INVESTMENTS - 13.02%
Money Market Funds - 13.02%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.060% (c)(f)	68,893,353	$68,893,353
TOTAL SHORT-TERM INVESTMENTS (Cost $68,893,353)		$68,893,353

Total Investments (Cost $413,813,201) - 96.44%		$510,311,817
Other Assets in Excess of Liabilities - 3.56%		18,841,071
TOTAL NET ASSETS - 100.00%		$529,152,888

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2020.
(d)	Illiquid security. The fair value of this security totals $6,487 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued usinig significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securites sold short.
(g)	Affiliated security. At June 30, 2020, the market value of this security totals $17,062,489, which represents 3.22% of total net assets.
(h)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
June 30, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 6.83%
Aerospace & Defense - 0.24%
The Boeing Co.	2,739	$502,059
Cubic Corp.	4,288	205,953
TransDigm Group, Inc.	1,292	571,128
		1,279,140
Air Freight & Logistics - 0.14%
FedEx Corp.	5,166	724,377

Beverages - 0.15%
Keurig Dr Pepper, Inc.	21,110	599,524
Primo Water Corp.	15,755	216,631
		816,155
Biotechnology - 0.14%
Exact Sciences Corp.	8,285	720,298

Building Products - 0.13%
Lennox International, Inc.	2,887	672,642

Capital Markets - 0.06%
Moelis & Co. - Class A	10,776	335,780

Chemicals - 0.50%
Ashland Global Holdings, Inc.	10,221	706,271
DuPont de Nemours, Inc.	13,054	693,559
Livent Corp.	56,938	350,738
The Mosaic Co.	39,551	494,783
Sociedad Quimica y Minera de Chile SA - ADR	15,720	409,821
		2,655,172
Commercial Services & Supplies - 0.07%
US Ecology, Inc.	10,221	346,288

Communications Equipment - 0.03%
ViaSat, Inc.	4,736	181,720

Consumer Finance - 0.12%
American Express Co.	6,552	623,750

Electrical Equipment - 0.11%
Sunrun, Inc.	30,274	597,003

Electronic Equipment, Instruments & Components - 0.12%
Corning, Inc.	23,915	619,399

Energy Equipment & Services - 0.05%
Dril-Quip, Inc.	9,832	292,895

Entertainment - 0.19%
Cinemark Holdings, Inc.	35,084	405,220
Live Nation Entertainment, Inc.	12,995	576,069
		981,289
Food Products - 0.25%
Bunge, Ltd.	15,889	$653,514
Cal-Maine Foods, Inc.	6,666	296,504
The Simply Good Foods Co.	19,998	371,563
		1,321,581
Gas Utilities - 0.04%
New Jersey Resources Corp.	6,193	202,201

Health Care Equipment & Supplies - 0.80%
ABIOMED, Inc.	2,347	566,941
Align Technology, Inc.	2,417	663,322
Becton Dickinson and Co.	2,889	691,251
Boston Scientific Corp.	16,052	563,586
Glaukos Corp.	6,588	253,111
Intuitive Surgical, Inc.	1,111	633,081
Mesa Laboratories, Inc.	1,055	228,724
Shockwave Medical, Inc.	7,255	343,669
Silk Road Medical, Inc.	6,625	277,521
		4,221,206
Hotels, Restaurants & Leisure - 0.60%
Caesars Entertainment Corp.	46,802	567,708
Churchill Downs, Inc.	5,110	680,397
Norwegian Cruise Line Holdings, Ltd.	40,111	659,024
Red Rock Resorts, Inc. - Class A	30,408	331,751
Shake Shack, Inc. - Class A	6,999	370,807
Vail Resorts, Inc.	2,982	543,171
		3,152,858
Insurance - 0.04%
Erie Indemnity Co. - Class A	1,179	226,250

Interactive Media & Services - 0.14%
Snap, Inc. - Class A	31,859	748,368

Internet & Direct Marketing Retail - 0.12%
Expedia Group, Inc. - Class A	7,447	612,143

IT Services - 0.34%
Broadridge Financial Solutions, Inc.	4,566	576,184
Global Payments, Inc.	3,172	538,035
Square, Inc. - Class A	6,610	693,653
		1,807,872
Machinery - 0.22%
Chart Industries, Inc.	7,721	374,391
Hillenbrand, Inc.	10,888	294,738
Ingersoll Rand, Inc.	17,056	479,615
		1,148,744
Multiline Retail - 0.10%
Kohl's Corp.	26,732	555,224

Multi-Utilities - 0.12%
Ameren Corp.	8,777	617,550

Oil, Gas & Consumable Fuels - 0.22%
Concho Resources, Inc.	7,666	$394,799
Occidental Petroleum Corp.	35,386	647,564
PDC Energy, Inc.	11,743	146,083
		1,188,446
Personal Products - 0.11%
The Estee Lauder Companies, Inc. - Class A	3,096	584,153

Pharmaceuticals - 0.09%
Elanco Animal Health, Inc.	21,442	459,931

Real Estate Investment Trusts (REITs) - 0.10%
STAG Industrial, Inc. - Class A	18,867	553,180

Real Estate Management & Development - 0.09%
The Howard Hughes Corp.	9,532	495,187

Road & Rail - 0.12%
Lyft, Inc. - Class A	19,348	638,678

Software - 0.60%
8x8, Inc.	11,887	190,192
Elastic NV	7,089	653,677
Q2 Holdings, Inc.	8,777	752,979
Workday, Inc. - Class A	3,372	631,778
Yext, Inc.	18,331	304,478
Zscaler, Inc.	5,727	627,106
		3,160,210
Specialty Retail - 0.35%
Five Below, Inc.	6,388	682,941
L Brands, Inc.	40,455	605,611
Ross Stores, Inc.	6,475	551,929
		1,840,481
Textiles, Apparel & Luxury Goods - 0.33%
Canada Goose Holdings, Inc. (b)	18,998	440,184
Gildan Activewear, Inc. (b)	11,463	177,562
Lululemon Athletica, Inc. (b)	1,955	609,980
VF Corp.	8,777	534,870
		1,762,596
TOTAL COMMON STOCKS (Proceeds $36,124,040)		$36,142,767

INVESTMENT COMPANIES - 4.64%
Exchange Traded Funds - 4.64%
iShares Core S&P 500 ETF	9,216	$2,854,103
SPDR S&P 500 ETF Trust	70,333	21,687,884
TOTAL INVESTMENT COMPANIES (Cost $23,276,354)		$24,541,987

TOTAL SECURITIES SOLD SHORT
(Proceeds $59,400,394) - 11.47%		$60,684,754

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$2,457,125	$–	$–	$2,457,125
Biotechnology	24,682,560	-	-	24,682,560
Capital Markets	39,688,694	-	-	39,688,694
Chemicals	-	-	6,487	6,487
Communications Equipment	3,620,430	-	-	3,620,430
Distributors	1,713,008	-	-	1,713,008
Diversified Telecommunication Services	4,124,220	-	-	4,124,220
Electronic Equipment, Instruments & Components	12,712,470	-	-	12,712,470
Entertainment	15,896,795	-	-	15,896,795
Food & Staples Retailing	8,039,752	-	-	8,039,752
Health Care Equipment & Supplies	1,852,890	-	-	1,852,890
Health Care Providers & Services	39,446,556	-	-	39,446,556
Household Durables	16,434,272	-	-	16,434,272
Interactive Media & Services	11,820,706	-	-	11,820,706
IT Services	16,858,638	-	-	16,858,638
Life Sciences Tools & Services	1,509,715	-	-	1,509,715
Media	2,874,268	-	-	2,874,268
Metals & Mining	9,534,378	-	-	9,534,378
Multiline Retail	20,860,444	-	-	20,860,444
Professional Services	7,639,488	-	-	7,639,488
Semiconductors & Semiconductor Equipment	31,687,024	-	-	31,687,024
Software	15,357,524	-	-	15,357,524
Technology Hardware, Storage & Peripherals	4,352,794	-	-	4,352,794
Trading Companies & Distributors	7,080,079	-	-	7,080,079
Wireless Telecommunication Services	1,802,107	-	-	1,802,107
Total Common Stocks	302,045,937	-	6,487	302,052,424
Exchange Traded Funds	91,781,288	-	-	91,781,288
Corporate Bonds	-	17,258,984	-	17,258,984
United States Treasury Obligations	-	15,624,204	-	15,624,204
Foreign Government Bonds	-	14,698,657	-	14,698,657
Rights	2,907	-	-	2,907
Money Market Funds	68,893,353	-	-	68,893,353
Total Investments in Securities	$462,723,485	$47,581,845	$6,487	$510,311,817

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$36,142,767	$–	$–	$36,142,767
Exchange Traded Funds	24,541,987	-	-	24,541,987
Total Securities Sold Short	$60,684,754	$–	$–	$60,684,754

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2019	$6,415
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation	72	*
Purchases	–
Sales	–
Transfer into and/or out of Level 3	–
Balance as of June 30, 2020	$6,487	(1)

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2020:	$72

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%. The security underwent a 1:40 reverse split on February 18, 2020, resulting in a fair value price of Hong Kong Dollar 2.40.